Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001329377
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2023
First Trust Morningstar Dividend Leaders Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

1.              Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the fourth sentence of the first paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Index Provider serves as the index calculation agent.

2.              Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second sentence of the sole paragraph of the section entitled “Index Providers” is hereby deleted in its entirety and replaced with the following:

With the exception of the First Trust Value Line® Dividend Index Fund and First Trust US Equity Opportunities ETF, each Index Provider or its agent also serves as calculation agent for the Index they provide (each, an “Index Calculation Agent”).